Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on(4):
Year(a)(1)	SCT Total for PEO(b)	Compensation Actually Paid to PEO(c)(2)	Average SCT Total for Non-PEO Named Executive Officers(d)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(e)(2)(3)	Total Shareholder Return(f)	Peer Group Total Shareholder Return(g)	Net Income (h)	Adjusted EBITDA (i)(5)
2022	$11,050,279	$13,210,191	$2,631,687	$3,087,365	$116	$102	$405	$318
2021	$6,323,603	$6,323,603	$1,620,284	$1,620,284	n/a	n/a	$154	$310
2020	$5,003,692	$5,003,692	$1,369,040	$1,362,156	n/a	n/a	$84	$85

Named Executive Officers, Footnote [Text Block]	Mr. Lynn served as PEO and Mr. Baylouny, Mr. Dippold, Mr. Dorfman and Ms. Wallace served as Non-PEO Named Executive Officers in 2020, 2021 and 2022.
Peer Group Issuers, Footnote [Text Block]	Reflects our Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from the date of our public listing (November 29, 2022) through December 31, 2022. Dividends are assumed to be reinvested, and the returns of each company in our PVP Peer Group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on November 29, 2022 (our first trading day), in each of our common stock and the stocks comprising our PVP Peer Group. Our PVP Peer Group is the same peer group used in the Performance Graph for purposes of Item 201(e)(1)(ii) of Regulation S-K in our Annual Report on Form 10-K, the S&P Aerospace & Defense Select Industry Index.
PEO Total Compensation Amount	$ 11,050,279	$ 6,323,603	$ 5,003,692
PEO Actually Paid Compensation Amount	$ 13,210,191	6,323,603	5,003,692
Adjustment To PEO Compensation, Footnote [Text Block]	Reconciliations of SCT Total Compensation to CAP Total Compensation for our PEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-PEO NEOs is shown below:

Adjustments to Determine CAP for PEO
Covered Fiscal Year	2022	2021	2020

SCT Total for PEO	$11,050,279	$6,323,603	$5,003,692

Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$0	$0	$0
Add pension value attributable to covered fiscal year’s “service cost”	$0	$0	$0
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$0	$0	$0
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$5,881,021	$0	$0
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$8,040,933	$0	$0
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$0	$0	$0
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that were outstanding and unvested at the end of the prior year	$0	$0	$0
Add/Subtract the change in fair value from the prior year-end to covered year-end for equity awards granted in prior fiscal years that vested during covered fiscal year	$0	$0	$0
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$0	$0	$0
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$0	$0	$0
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0
Total Adjustments	$2,159,912	$0	$0

CAP Total for PEO	$13,210,191	$6,323,603	$5,003,692
	For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustments.(2)The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value outstanding Founders PRSUs and the portion of the 2022 PRSUs subject to market-based vesting conditions using the Monte Carlo model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk free interest rates as of the relevant measurement date. The value of the portion of our outstanding 2022 PRSUs subject to Company performance-based vesting conditions in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 2,631,687	1,620,284	1,369,040
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,087,365	1,620,284	1,362,156
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reconciliations of SCT Total Compensation to CAP Total Compensation for our PEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-PEO NEOs is shown below:

Adjustments to Determine Average CAP for Non-PEO Named Executive Officers as a Group
Covered Fiscal Year	2022	2021	2020

Average SCT Total for Non-PEO NEOs	$2,631,687	$1,620,284	$1,369,040

Pension Adjustments(i)
Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	$0	$0	$7,248
Add pension value attributable to covered fiscal year’s “service cost”	$0	$0	$0
Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	$0	$0	$0
Equity Adjustments(ii)
Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$1,207,969	$0	$0
Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$1,663,647	$0	$0
Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	$0	$0	$0
Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that were outstanding and unvested at the end of the prior year	$0	$0	$0
Add/Subtract the change in fair value from the prior year-end to covered year-end for equity awards granted in prior fiscal years that vested during covered fiscal year	$0	$0	$0
Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during covered fiscal year	$0	$0	$0
Add incremental fair value (as of modification date) of equity awards modified during covered fiscal year	$0	$0	$0
Add dividends or other earnings paid on equity awards during covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	$0	$0	$0
Total Adjustments	$455,678	$0	$0

CAP Total for Non-PEO NEOs	$3,087,365	$1,620,284	$1,362,156
__________________
(1)For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension adjustments.
(2)The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, “Compensation – Stock Compensation,” generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value outstanding Founders PRSUs and the portion of the 2022 PRSUs subject to market-based vesting
	conditions using the Monte Carlo model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative TSR and stock price performance, and risk free interest rates as of the relevant measurement date. The value of the portion of our outstanding 2022 PRSUs subject to Company performance-based vesting conditions in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and the Company’s Cumulative TSR
As shown above in the “2022 Pay Versus Performance Table,” the PEO’s and other NEOs’ CAP amounts generally align with the Company’s Cumulative TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and Company Net Income over FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Net Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Company Adjusted EBITDA over FY 2020-2022
The following graphic depicts the relationship of the CAP received by our PEO and other NEOs in 2020, 2021 and 2022 to the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]	Relationship between the Company’s Cumulative TSR and its Peer Group’s Cumulative TSR
Tabular List [Table Text Block]

Most Important Performance Measures
Revenue
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 116
Peer Group Total Shareholder Return Amount	102
Net Income (Loss)	$ 405	$ 154	$ 84
Company Selected Measure Amount | $ / shares	318	310	85
PEO Name	Mr. Lynn
Additional 402(v) Disclosure [Text Block]	Represents CAP for our PEO and Average CAP for our non-PEO NEOs as a group, as determined in accordance with Item 402(v) and does not reflect the compensation ultimately earned or realized by our PEO or non-PEO NEOs.Reflects the average SCT and CAP “Total Compensation” of each of the non-PEO NEOs (determined as set forth below).Adjusted EBITDA reflects our net earnings before income taxes, depreciation, amortization of acquired intangible assets, restructuring costs, interest, acquisition and divestiture related expenses, foreign exchange, non-service pension expenditures and other one-time non-operational events. Adjusted EBITDA is an important measurement of our operational performance, measuring increased profit levels to enhance stockholder value.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,159,912	$ 0	$ 0
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,881,021	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,040,933	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	455,678	0	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	7,248
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,207,969	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,663,647	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0